ACQUISITIONS - Aquarius acquisition, consideration paid and related costs (Details) $ / shares in Units, R in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2016 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Aug. 29, 2017 $ / shares	Apr. 12, 2016 USD ($) $ / shares	Apr. 12, 2016 ZAR (R)
Disclosure of detailed information about business combination [line items]
Price offered per share | $ / shares					$ 18.00
CONSIDERATION
Acquisition related costs		R 552.1	R 157.0	R 25.7
Aquarius Acquisition
Disclosure of detailed information about business combination [line items]
Price offered per share | $ / shares						$ 0.195
Percentage of control acquired						100.00%	100.00%
Revenue contributed	R 2,104.4
Profit contributed	R 223.6
CONSIDERATION
Cash							R 4,301.5
Total consideration						$ 294	R 4,301.5
Acquisition related costs			R 84.7